As filed with the Securities and Exchange Commission on May 31, 2013

Investment Company Act File No. 811-7840; Securities Act File No. 33-65632

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

POST-EFFECTIVE AMENDMENT No. 66  ☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 69  ☒

SCHRODER SERIES TRUST

875 Third Avenue, 22nd Floor, New York, New York 10022
(212) 641-3800

Carin F. Muhlbaum, Esq.
Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor,
New York, New York 10022

Copies to:

Timothy W. Diggins, Esq.
Ropes & Gray LLP
Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐                                    Immediately upon filing pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☒                                  On June 20, 2013 pursuant to paragraph (b)

☐                                    On (date) pursuant to paragraph (a)(1)

☐                                    On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 66 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to extend the effective date of Post-Effective Amendment No. 63, which was filed pursuant to Rule 485(a) under the Securities Act on March 20, 2013, to June 20, 2013. This Post-Effective Amendment No. 66 is not intended in any way to amend or supersede any information contained in Post-Effective Amendment No. 63.

This filing relates only to Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund, two new series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

SCHRODER SERIES TRUST

Part A.        INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Schroder Series Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on March 20, 2013 (“Amendment No. 63/66”).

Part B.        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 63/66 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on March 20, 2013.

Part C.        OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 63/66 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on March 20, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 31st day of May, 2013.

SCHRODER SERIES TRUST

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 31, 2013.

Principal Executive Officer

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Principal Financial and Accounting Officer

By:	/s/ Alan M. Mandel
	Name:	Alan M. Mandel
	Title:	Treasurer & Principal Financial and Accounting Officer

*Margaret M. Cannella, Trustee

*Jay S. Calhoun, Trustee

*Mark D. Gersten, Trustee

*Catherine A. Mazza, Trustee

By:	/s/ Alan M. Mandel
Alan M. Mandel, Attorney-in-Fact*

*	Pursuant to powers of attorney previously filed as exhibits to this Registration Statement.